Business Combinations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Revenue of the acquirees		¥ 23,999
Net loss of the acquirees		6,585
Goodwill			¥ 25,253
Shenzhen Meten [Member]
Business Combinations (Details) [Line Items]
Equity interests acquirees percentage	100.00%
Cash consideration	¥ 15,010
Business combination fair values of recognized amortized		¥ 200